Inventories (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventory Disclosure [Line Items]
Telecommunications equipment to be sold	¥ 141,106	¥ 137,145
Materials and supplies	2,560	995
Other	2,691	3,137
Total	¥ 146,357	¥ 141,277